CONSOLIDATED FINANCIAL STATEMENT DETAILS - Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill	$ 162.7	$ 162.7
Kupol
Goodwill
Goodwill	158.8	158.8
Other Operations
Goodwill
Goodwill	3.9	3.9
Accumulated impairment | Kupol
Goodwill
Goodwill	668.4	668.4
Accumulated impairment | Other Operations
Goodwill
Goodwill	$ 0.0	$ 0.0